Fair Value Accounting	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Accounting

25.	FAIR VALUE ACCOUNTING

The ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets:
Long-term investments	$32,001	$22,214	$9,787	$-
Other long-term investments	75,376	-	-	75,376
Investments in companies subject to significant influence (SouthGobi)	41,465	41,465	-	-
	$148,842	$63,679	$9,787	$75,376

Liabilities:
Payable to related parties	$-	$-	$-	$-
Rights offering derivative liability	-	-	-	-
Embedded derivative liability	-	-	-	-
Liabilities included in non-current liabilities held for sale	-	-	-	-
	$-	$-	$-	$-

	Fair Value at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets:
Long-term investments	$49,053	$31,121	$17,932	$-
Other long-term investments	254,253	-	-	254,253
Less: Long-term investments included in non-current assets held for sale	(6,397)	(6,397)	-	-
	$296,909	$24,724	$17,932	$254,253

Liabilities:
Payable to related parties	$71,886	$-	$71,886	$-
Rights offering derivative liability	928,280	456,827	471,453	-
Embedded derivative liability	3,395	-	3,395	-
Less: Liabilities included in non-current liabilities held for sale	(3,395)	-	(3,395)	-
	$1,000,166	$456,827	$543,339	$-

The Company’s freely tradeable long-term investments are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices of certain investments. Long-term investments with trading restrictions are classified within level 2 as they are valued by applying a liquidity discount to quoted market prices of certain investments.

The Company’s other long-term investments are classified within level 3 of the fair value hierarchy and consist of tax prepayments and the Mongolian T-Bill.

The standby purchaser fee liability (see Note 7), which was included within payables to related parties prior to its settlement in January 2014, was classified within level 2 of the fair value hierarchy as its fair value was determined using the optimal currency of exercise for a right.

The Company’s rights offering derivative liabilities were classified within levels 1 and 2 of the fair value hierarchy. The derivative financial liability associated with rights held by the Company’s noncontrolling shareholders was classified within level 1 of the fair value hierarchy as its fair value was determined by reference to published market quotations for the rights. The derivative financial liability associated with rights held by Rio Tinto was classified within level 2 of the fair value hierarchy as its fair value was determined using a forward pricing model, which uses readily observable inputs.

The Company’s embedded derivative liability, included within the convertible credit facility, is classified within level 2 of the fair value hierarchy as its fair value is determined using a Monte Carlo simulation valuation model, which uses readily observable market inputs.

The table below sets forth a summary of changes in the fair value, on a recurring basis, of the Company’s level 3 financial assets for the year ended December 31, 2014.

	Tax Prepayment	T-Bills	Totals
Balance, December 31, 2013	$144,959	$109,294	$254,253
Accrued interest	1,916	2,535	4,451
Fair value redeemed	(80,013)	(115,000)	(195,013)
Unrealized gains included in other comprehensive income	8,514	3,171	11,685
Balance, December 31, 2014	$75,376	$-	$75,376